Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic EPS:

	July 31, 2024 to September 30, 2024 (Successor)
(amounts in thousands, except the per share information)	Common Shares	Convertible Securities Notes	Sponsor Earnout
Numerator:
Net income allocated to each class of participating securities	$2,522	$878	$206
Denominator:
Weighted-average shares outstanding	14,057,636	—	—
Shares issuable to Convertible Securities Notes	—	4,896,978	—
Sponsor Earnout	—	—	1,147,500

Net income per share attributable to each class of participating securities – Basic	$0.18	$0.18	$0.18

The following table sets forth the computation of diluted earnings per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

Diluted EPS:

(amounts in thousands, except the per share information)	July 31, 2024 to September 30, 2024 (Successor)

Numerator:
Net income – Basic	$3,606
Less: Adjustment for fair value changes to convertible securities notes	(3,255)
Net income attributable to common stockholders – Diluted	$351

Denominator:
Weighted-average shares outstanding – Basic	14,057,636
Weighted-average effect of shares issuable to Convertible Securities Notes (if-converted method)	2,000,000
Weighted-average shares outstanding – Diluted	16,057,636

Net income per share attributable to common shares – Diluted (if-converted method)	$0.02

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years presented (in thousands, except share and per share data):

Years ended December 31,	2023	2022
	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(36,590)	$(23,673)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	759,814	751,568
Net loss per share attributable to common stockholders – basic and diluted	(48.16)	(31.50)

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,313,094	$1,291,832	$189,558	$191,955
Denominator:
Basic and diluted weighted average shares outstanding	3,799,016	3,737,500	3,690,831	3,737,500
Basic and diluted net income per ordinary share	$0.24	$0.24	$0.05	$0.05

	For the Six Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,207,966	$1,151,113	$361,341	$180,421
Denominator:
Basic and diluted weighted average shares outstanding	3,922,090	3,737,500	7,485,358	3,737,500
Basic and diluted net income per ordinary share	$0.21	$0.21	$0.05	$0.05

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(1,320,475)	$(812,860)	$859,540	$207,944
Denominator:
Basic and diluted weighted average shares outstanding	6,071,500	3,737,500	15,449,000	3,737,500
Basic and diluted net (loss) income per ordinary share	$(0.22)	$(0.22)	$0.06	$0.06